Balance Sheet Items (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Property, Plant and Equipment
Details of our significant balance sheet line items consisted of the following:

Property and equipment	December 31,
	2012	2011
	(in thousands)
Buildings and fixtures	$8,806	$1,903
Computer and telecommunication hardware	9,457	6,853
Office equipment	2,554	2,544
Total cost	20,817	11,300
Less: accumulated depreciation	(7,744)	(5,378)
Total property and equipment, net	$13,073	$5,922

Schedule of Other Receivables
Depreciation expense during 2012, 2011 and 2010 was $3.3 million, $1.4 million and $1.3 million, respectively.

Other receivables and current assets	December 31,
	2012	2011
	(in thousands)
Government grant receivables	—	5,258
Other receivables	12,353	21,380
Total other current receivables	$12,353	$26,638

Schedule of Accrued Liabilities

Accrued liabilities	December 31,
	2012	2011
	(in thousands)
Professional fees	$5,764	$703
Employee related accruals	23,963	5,232
Accrued third-party costs	58,264	35,135
Other	9,383	8,551
Total accrued liabilities	$97,374	$49,621